Commitments and Credit Risk - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable, Commitments, Variable Rates	$ 15.4	$ 12.3
Commercial Real Estate Other Receivable
Concentration Risk Percentage Credit Risk Loan Products	76.00%	74.60%
Installment Loans
Concentration Risk Percentage Credit Risk Loan Products	3.40%	4.00%
Real Estate Loans
Concentration Risk Percentage Credit Risk Loan Products	20.60%	21.40%
Deposits With Federal Reserve Bank Of Cleveland	$ 9.5	$ 7.3
Commercial Line
Lines Of Credit Granted	25.8	20.9
Consumer Lines
Lines Of Credit Granted	$ 36.9	$ 35.6
Maximum [Member]
Time To Fund Mortgage Loan	90 days
Minimum [Member]
Time To Fund Mortgage Loan	60 days